March 2012

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE: Massachusetts Mutual Variable Annuity Separate Account 4

File No. 811-08619, CIK 0001052766

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the Act), the above referenced separate account, a unit investment trust registered under the Act, mailed to its contract owners reports for the underlying management investment companies listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, each investment company listed below has filed or will file their 2011 annual report on
Form N-CSR with the Securities and Exchange Commission. These filings are hereby incorporated by reference.

Investment Company	CIK
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435
American Funds Insurance Series	0000729528
Variable Insurance Products Fund II	0000831016
ING Investors Trust	0000837276
MML Series Investment Fund	0000067160
MML Series Investment Fund II	0001317146
Oppenheimer Variable Account Funds	0000752737
Panorama Series Fund, Inc.	0000355411
PIMCO Variable Insurance Trust	0001047304

/s/ Richard J. Byrne
Richard J. Byrne
Vice President
Massachusetts Mutual Life Insurance Company